Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets
Cash and cash equivalents	$ 293.7	$ 160.1
Accounts receivable	612.0	624.7
Contract assets	482.2	537.6
Inventories	595.0	573.6
Prepayments	78.2	68.0
Income taxes recoverable	59.0	35.3
Derivative financial assets	23.5	7.2
Total current assets	2,143.6	2,006.5
Property, plant and equipment	2,989.5	2,515.6
Right-of-use assets	788.0	545.8
Intangible assets	3,871.0	3,271.9
Investment in equity accounted investees	559.1	588.8
Employee benefits assets	11.6	65.7
Deferred tax assets	191.8	233.3
Derivative financial assets	1.4	4.2
Other non-current assets	657.8	602.3
Total assets	11,213.8	9,834.1
Liabilities and equity
Accounts payable and accrued liabilities	1,190.8	1,035.3
Provisions	34.5	42.6
Income taxes payable	18.4	31.1
Contract liabilities	1,001.6	911.7
Current portion of long-term debt	399.0	308.9
Derivative financial liabilities	42.2	28.8
Total current liabilities	2,686.5	2,358.4
Provisions	14.3	14.0
Long-term debt	3,071.4	2,765.4
Employee benefits obligations	134.1	98.7
Deferred tax liabilities	40.7	36.6
Derivative financial liabilities	22.4	2.9
Other non-current liabilities	268.4	255.5
Total liabilities	6,237.8	5,531.5
Equity
Share capital	2,327.1	2,252.9
Contributed surplus	69.8	55.4
Accumulated other comprehensive income	381.8	154.0
Retained earnings	2,112.8	1,762.6
Equity attributable to equity holders of the Company	4,891.5	4,224.9
Non-controlling interests	84.5	77.7
Equity	4,976.0	4,302.6
Total liabilities and equity	$ 11,213.8	$ 9,834.1